RECEIVABLES FROM CUSTOMERS - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 13,878,954	$ 156,331
Allowance balance of receivables from customers	$ 14,870,240	$ 852,839	$ 991,286	$ 696,508